UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007


Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :     (    )  is a restatement.
                                        (    )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TIFF Advisory Services, Inc.
          (formerly known as Foundation Advisers, Inc.)

Address:  Four Tower Bridge, 200 Barr Harbor Drive, Suite 100

          West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tina Leiter

Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone:     610-684-8000


Signature, Place, and Date of Signing:

/s/ Tina Leiter                    Charlottesville, VA     11/8/07
(Signature)                        (City, State)           (Date)

Report Type  (Check only one.):

(   )  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(   )  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name

28-05508               Aronson+Johnson+Ortiz LP

28-04441               Westport Asset Management, Inc.

28-04097               Shapiro Capital Management LLC

28-11450               Mondrian Investment Partners Limited

28-6422                Marathon Asset Management, LLP

28-04557               Wellington Management Company, LLP

28-10835               KG Redding & Associates, LLC


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total (in thousands):     $39,137


List of Other Included Managers:     None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
Item 1:      Item 2:        Item 3:     Item 4:      Item 5:           Item 6:              Item 7:           Item 8:
                                                                     Investment                             Voting Auth.
                                                                     Discretion
                                         Fair       Shares or
                                        Market      Principal     (a)   (b)    (c)                         (a)   (b)    (c)
Name Of       Title                     Value         Amt.        Sole Shared  Shared                      Sole  Shared  None
Issuer       of Class       CUSIP       (000)                                  Other       Managers


iShares       DJ US
Trust         Real Estate   464287739    3,442        45,000       X                                     45,000
iShares       MSCI EAFE
Trust         Index         464287465   35,655       431,500       X                                    431,500
Pacific Rim   Common
Mining Corp.  Stock         694915208       40        35,000       X                                     35,000
